UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2015 (Unaudited)

Deutsche Science and Technology Fund

Shares	Value ($)
Common Stocks 95.0%
Consumer Discretionary 7.3%
Automobiles 0.6%
Tesla Motors, Inc.* (a)	14,800	3,939,020
Internet & Catalog Retail 6.7%
Amazon.com, Inc.*	54,529	29,235,723
Netflix, Inc.*	81,238	9,286,316
The Priceline Group, Inc.*	6,467	8,042,167
46,564,206
Financials 1.1%
Real Estate Investment Trusts
American Tower Corp. (REIT)	79,668	7,577,223
Health Care 8.9%
Biotechnology 4.9%
Anacor Pharmaceuticals, Inc.*	18,620	2,777,918
Biogen, Inc.*	11,024	3,514,231
BioMarin Pharmaceutical, Inc.*	40,018	5,853,433
Celgene Corp.*	58,293	7,650,956
Gilead Sciences, Inc.	84,694	9,982,035
Medivation, Inc.*	38,561	4,061,630
Retrophin, Inc.*	7,499	238,018
34,078,221
Health Care Equipment & Supplies 1.3%
Thoratec Corp.*	56,968	3,605,505
Zeltiq Aesthetics, Inc.* (a)	151,375	5,199,731
8,805,236
Health Care Providers & Services 1.6%
Centene Corp.*	84,105	5,898,283
HCA Holdings, Inc.*	55,586	5,170,054
11,068,337
Pharmaceuticals 1.1%
Flamel Technologies SA (ADR)*	165,506	3,958,904
Pacira Pharmaceuticals, Inc.*	51,744	3,436,836
7,395,740
Industrials 1.4%
Electrical Equipment
Acuity Brands, Inc.	47,416	9,539,625
Information Technology 73.3%
Communications Equipment 4.5%
Ciena Corp.* (a)	169,592	4,316,116
Cisco Systems, Inc.	559,416	15,898,603
Infinera Corp.* (a)	209,784	5,022,229
Palo Alto Networks, Inc.*	32,602	6,058,430
31,295,378
Electronic Equipment, Instruments & Components 1.0%
Cognex Corp.	155,303	7,030,567
Internet Software & Services 15.1%
Akamai Technologies, Inc.*	69,161	5,305,340
Alibaba Group Holding Ltd. (ADR)* (a)	40,411	3,165,798
Baidu, Inc. (ADR)*	24,345	4,203,408
Facebook, Inc. "A"*	303,866	28,566,443
Google, Inc. "A"*	32,122	21,120,215
Google, Inc. "C"*	33,339	20,857,212
IAC/InterActiveCorp.	73,135	5,650,410
LinkedIn Corp. "A"*	10,865	2,208,420
LogMeIn, Inc.*	92,905	6,835,950
Twitter, Inc.*	59,610	1,848,506
WebMD Health Corp.*	102,758	4,478,193
104,239,895
IT Services 13.7%
Accenture PLC "A"	116,892	12,052,734
Alliance Data Systems Corp.*	21,656	5,956,266
Broadridge Financial Solutions, Inc.	66,666	3,617,964
Cardtronics, Inc.*	89,086	3,302,418
Cognizant Technology Solutions Corp. "A"*	135,749	8,565,762
MasterCard, Inc. "A"	159,724	15,557,118
MAXIMUS, Inc.	67,439	4,600,014
PayPal Holdings, Inc.*	285,422	11,045,831
VeriFone Systems, Inc.*	78,830	2,536,749
Visa, Inc. "A" (a)	361,749	27,254,170
94,489,026
Semiconductors & Semiconductor Equipment 9.5%
Applied Materials, Inc.	146,640	2,545,671
Atmel Corp.	300,441	2,487,652
Broadcom Corp. "A"	101,387	5,131,196
Cavium, Inc.*	76,730	5,202,294
Intel Corp.	695,734	20,141,499
Lam Research Corp.	116,905	8,986,487
MA-COM Technology Solutions Holdings, Inc.* (a)	72,265	2,436,053
NXP Semiconductors NV*	111,680	10,831,843
Skyworks Solutions, Inc.	64,930	6,211,853
SunEdison, Inc.*	74,198	1,727,330
65,701,878
Software 23.1%
Activision Blizzard, Inc.	337,920	8,714,957
Adobe Systems, Inc.*	200,117	16,407,593
Aspen Technology, Inc.*	113,180	5,022,928
Autodesk, Inc.*	47,114	2,383,026
Check Point Software Technologies Ltd.* (a)	109,660	8,857,238
Electronic Arts, Inc.*	115,010	8,228,965
Fortinet, Inc.*	115,428	5,510,533
Intuit, Inc.	148,228	15,678,076
Microsoft Corp.	522,187	24,386,133
Proofpoint, Inc.* (a)	63,239	4,091,563
Qlik Technologies, Inc.*	195,897	7,925,993
Red Hat, Inc.*	123,908	9,798,645
Salesforce.com, Inc.*	220,916	16,193,143
Splunk, Inc.*	74,494	5,210,110
Tableau Software, Inc. "A"*	63,483	6,649,209
Ultimate Software Group, Inc.* (a)	44,152	8,133,240
Verint Systems, Inc.*	109,127	6,353,374
159,544,726
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	266,361	32,309,589
EMC Corp.	314,830	8,465,779
Super Micro Computer, Inc.*	111,302	2,968,424
43,743,792
Materials 1.8%
Chemicals 0.5%
Ecolab, Inc.	29,834	3,455,076
Containers & Packaging 1.3%
Sealed Air Corp.	165,189	8,783,099
Telecommunication Services 1.2%
Wireless Telecommunication Services
SBA Communications Corp. "A"*	70,690	8,533,697
Total Common Stocks (Cost $495,613,002)	655,784,742
Other Investments 0.3%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	1,117,600
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	35,700
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	334,135
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	—	1,680
GeoCapital IV LP (2.9% limited partnership interest)* (b)	—	546,561
Total Other Investments (Cost $14,241,968)	2,035,676
Exchange-Traded Funds 2.2%
iShares Nasdaq Biotechnology Fund	12,535	4,795,013
Powershares QQQ Trust Series 1	62,565	7,004,152
SPDR S&P Biotech Fund	13,504	3,449,462
Total Exchange-Traded Funds (Cost $15,296,125)	15,248,627
Contracts	Value ($)

Call Options Purchased 0.0%
Options on Exchange-Traded Fund
iShares PHLX Semiconductor Fund, Expiration Date 8/21/2015, Strike price $92.0 (Cost $709,000)	4,000	80,000
Shares	Value ($)

Securities Lending Collateral 6.1%
Daily Assets Fund Institutional, 0.18% (c) (d) (Cost $42,488,764)	42,488,764	42,488,764
Cash Equivalents 3.6%
Central Cash Management Fund, 0.10% (c) (Cost $24,642,635)	24,642,635	24,642,635
% of Net Assets	Value ($)
Total Investment Portfolio (Cost $592,991,494) †	107.2	740,280,444
Other Assets and Liabilities, Net	(7.2)	(49,954,810)
Net Assets	100.0	690,325,634
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $596,101,560. At July 31, 2015, net unrealized appreciation for all securities based on tax cost was $144,178,884. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $167,426,437 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,247,553.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2015 amounted to $41,565,205, which is 6.0% of net assets.
(b)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,116,717	1,117,600	0.16
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	35,700	0.01
Alloy Ventures 2000 LP**	April 2000 to August 2007	4,106,496	334,135	0.05
Asset Management Association 1998 LP**	December 1998 to November 2001	2,494,403	1,680	0.0
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	546,561	0.08
Total Restricted Securities	14,241,968	2,035,676	0.30
**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Consumer Discretionary	$50,503,226	$—	$—	$50,503,226
Financials	7,577,223	—	—	7,577,223
Health Care	61,347,534	—	—	61,347,534
Industrials	9,539,625	—	—	9,539,625
Information Technology	506,045,262	—	—	506,045,262
Materials	12,238,175	—	—	12,238,175
Telecommunication Services	8,533,697	—	—	8,533,697
Other Investments	—	—	2,035,676	2,035,676
Equity - Exchange-Traded Funds	15,248,627	—	—	15,248,627
Short-Term Investments (e)	67,131,399	—	—	67,131,399
Derivatives (f)
Purchased Options	$80,000	$—	$—	$80,000
Total	$738,244,768	$—	$2,035,676	$740,280,444

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include value of options purchased.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Options Purchased
Equity Contracts	$ (629,000)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Science and Technology Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015